Share Capital Warrants Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Outstanding, Period Start	2,419	2,528
Assumption of Warrants		1,324
Warrants Issued During Period	8,085	668
Common Stock Issued, Warrants Exercised	349	2,101
Warrants Expired During Period	(1,077)
Outstanding, Period End	9,078	2,419